Financial Instruments and Other Derivative Contracts - Schedule of Trade and Other Receivables and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade Payables [Member]
Disclosure Of Offsetting Of Financial Assets [Line Items]
Gross amounts before offset	$ 10,442	$ 9,489
Amounts off set	6,486	6,535
Net amounts as presented	3,956	2,954
Cash collateral received/pledged	41
Other off setting instruments	51	12
Net amounts	3,864	2,942
Derivative Financial Liabilities [Member]
Disclosure Of Offsetting Of Financial Assets [Line Items]
Gross amounts before offset	7,315	9,434
Amounts off set	2,392	2,197
Net amounts as presented	4,923	7,237
Cash collateral received/pledged	300	86
Other off setting instruments	2,326	2,126
Net amounts	2,297	5,025
Trade Receivables [Member]
Disclosure Of Offsetting Of Financial Assets [Line Items]
Gross amounts before offset	10,642	9,844
Amounts off set	6,486	6,539
Net amounts as presented	4,156	3,305
Cash collateral received/pledged	42	1
Other off setting instruments	51	12
Net amounts	4,063	3,292
Derivative Financial Assets [Member]
Disclosure Of Offsetting Of Financial Assets [Line Items]
Gross amounts before offset	6,987	6,309
Amounts off set	2,387	2,197
Net amounts as presented	4,600	4,112
Cash collateral received/pledged	186	107
Other off setting instruments	2,326	2,126
Net amounts	$ 2,088	$ 1,879